Loans - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Accounts, Notes, Loans and Financing Receivable [Line Items]
Net losses on sales of loans	¥ 27,828	¥ (6,604)	¥ (43,457)
Unearned Income And Deferred Loan Fees	312,000	284,000
Accrued income
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accrued interest receivables	¥ 245,000	¥ 239,000
Accounts Receivable, Noncurrent, Accrued Interest, after Allowance for Credit Loss, Statement of Financial Position [Extensible Enumeration]	Accrued Investment Income Receivable	Accrued Investment Income Receivable
Impaired Financing Receivables with No Related Allowance
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans partially charged off	¥ 18,032	¥ 6,150